Pension Liabilities - Additional details (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Pension liabilities	kr 3,182	kr 8,296
Less Than 12 months
Disclosure of defined benefit plans [line items]
Estimated contributions to plans for post-employment benefits	kr 555	kr 805
Weighted average maturity	22 years 3 months 18 days	23 years 3 months 18 days